Description of Organization And Business Operations - Additional Information (Detail) - USD ($)			1 Months Ended	4 Months Ended
	Sep. 30, 2020	Aug. 25, 2020	Jun. 30, 2020	Sep. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share		$ 10.00
Proceeds from initial public offer				$ 20,000,000
Proceeds from warrants issued				6,000,000
Deferred underwriting fee			$ 60,000
Offering Costs			$ 30,000	487,531
Payment to acquire short term restricted investments				$ 200,000,000
Restricted investments maturity		185 days	185 days
Per share value of assets available for distribution on liquidation	$ 10.00		$ 10.00	$ 10.00
Percentage of shares issued that can be transferred with no restriction	20.00%		20.00%	20.00%
Percentage of public shares redemption	100.00%		100.00%	100.00%
Business acquisition, percentage of voting interests acquired	100.00%		100.00%	100.00%
Dissolution expenses	$ 100,000		$ 100,000
Working capital deficiency			40,000
Cash			0
Proceeds from promissory note			$ 300,000
Percentage Of Ownership In Investment Company Post Business Combination [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%	50.00%
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Initial business combination as a percentage of assets held in trust account excluding taxes payable and deferred underwriting commission	80.00%		80.00%	80.00%
Minimum net tangible assets needed post business combination for consumating business combination	$ 5,000,001		$ 5,000,001	$ 5,000,001
Proposed public offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of public units			20,000,000
Sale of stock issue price per share			$ 10.00
Proposed public offering [Member] | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants issued during the period			6,000,000
Warrants issued during the period			$ 1.00
IPO And Over Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Per share value of assets available for distribution on liquidation	$ 10.00		$ 10.00	$ 10.00
Over-Allotment Option [Member] | Proposed public offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of public units			23,000,000
Over-Allotment Option [Member] | Proposed public offering [Member] | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants issued during the period			6,600,000
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of public units		20,000,000
Sale of stock issue price per share		$ 10.00
Proceeds from initial public offer		$ 200,000,000
Transaction costs	$ 11,597,631			$ 11,597,631
Underwriting fees	4,000,000
Deferred underwriting fee	7,000,000			$ 7,000,000
Offering Costs	597,631
Payment to acquire short term restricted investments	$ 1,097,447
Class A Common Stock and Public Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Per share value of assets available for distribution on liquidation	$ 10.00		$ 10.00	$ 10.00
Class A Common Stock and Public Warrants [Member] | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants issued during the period		6,000,000
Warrants issued during the period		$ 1.00
Proceeds from warrants issued		$ 6,000,000